Sales Revenue (Details Narrative) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Sales Revenue
Income from operating leases	€ 31	€ 41
Income from finance leases	€ 75	€ 19